Guarantees and Commitments	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Guarantees and Commitments
(5)	Guarantees and Commitments

In the normal course of business, Mid Penn makes various commitments and incurs certain contingent liabilities which are not reflected in the accompanying consolidated financial statements. The commitments include various guarantees and commitments to extend credit. Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Mid Penn evaluates each customer’s creditworthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary upon extension of credit, is based on management’s credit evaluation of the customer. Standby letters of credit and financial guarantees written are conditional commitments to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support public and private borrowing arrangements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers. Mid Penn had $23,595,000 and $14,000,000 standby letters of credit outstanding as of June 30, 2017 and December 31, 2016, respectively. Mid Penn does not anticipate any losses because of these transactions. The amount of the liability as of June 30, 2017 and December 31, 2016 for payment under standby letters of credit issued was not material.

As of June 30, 2017, Mid Penn had entered into fixed asset acquisition commitments related to (i) purchasing a commercial building in Harrisburg, PA for $2,100,000; (ii) purchasing two vacant and undeveloped lots adjacent to the commercial building for approximately $462,000; and (iii) purchasing vacant land in Halifax, PA for approximately $504,000. The commercial building and adjacent lots in Harrisburg, PA will be renovated at some future time to serve as an administrative center for the Company. The Halifax land will be the site upon which Mid Penn Bank will construct a new retail office (the Company has received all required bank regulatory approvals for this branch). The purchase of the building and lots were closed and settlement payments made in July 2017. The properties are not expected to have related construction or renovations and improvements completed until late 2017 or possibly beginning in 2018; therefore, any additional costs incurred related to these properties in 2017 are not expected to have a material impact on the 2017 financial statements.